BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 24,278	$ 70,236
Prepaid expenses	30,030	233,901
Total current assets	54,308	304,137
Non-current assets:
Cash and Investments held in the Trust Account	31,440,528	234,364,451
Total Assets	31,494,836	234,668,588
Current liabilities:
Accounts payable		32,419
Accrued expenses	1,256,667	990,312
Extension Promissory Note	1,889,768	0
Total current liabilities	3,146,435	1,022,731
Non-current liabilities:
Derivative warrant liabilities	373,000	373,000
Deferred underwriting fee payable	6,050,000	12,100,000
Total non-current liabilities	6,423,000	12,473,000
Total Liabilities	9,569,435	13,495,731
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value, at approximately $11.05 and $10.19 per share, respectively; 2,846,071 and 23,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	31,440,528	234,364,451
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	1,766,556
Accumulated deficit	(11,282,258)	(13,192,169)
Total shareholders' deficit	(9,515,127)	(13,191,594)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:	31,494,836	234,668,588
Class A common stock
Shareholders' Deficit:
Common stock	401	0
Class B common stock
Shareholders' Deficit:
Common stock	$ 174	$ 575